Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	Rose Rock Midstream, L.P.
Entity Central Index Key	0001527622